Schedule of accruals and other payables (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accruals for staff related costs	$ 273,616	$ 360,982	$ 252,072
Other payables	4,850	6,398	52,648
Total	$ 278,466	$ 367,380	$ 304,720